Regulatory matters (Tables)	6 Months Ended
Jun. 30, 2025
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities consist of the following:

	June 30,	December 31,
(millions of U.S. dollars)	2025	2024
Regulatory assets
Securitized costs, net (a)	$275.1	$285.6
Rate adjustment mechanism	190.4	198.2
Deferred capitalized costs	211.6	178.4
Fuel and commodity cost adjustments	114.5	108.5
Wildfire mitigation and vegetation management (b)	125.3	128.3
Income taxes	97.4	96.7
Pension and post-employment benefits	40.9	51.8
Environmental remediation	67.8	62.3
Clean energy and other customer programs	42.3	40.5
Debt premium	6.7	12.8
Retired generating plant	14.0	14.6
Asset retirement obligation	11.3	11.7
Cost of removal	9.3	9.8
Rate review costs	9.9	11.2
Long-term maintenance contract	2.0	3.0
Other	137.2	107.6
Total regulatory assets	$1,355.7	$1,321.0
Less: current regulatory assets	(189.0)	(194.9)
Non-current regulatory assets	$1,166.7	$1,126.1

Regulatory liabilities
Income taxes	$248.6	$256.7
Cost of removal	195.0	188.9
Pension and post-employment benefits	130.8	138.8
Fuel and commodity cost adjustments	23.2	30.9
Clean energy and other customer programs	8.0	8.5
Rate adjustment mechanism	1.6	1.8
Other	12.9	10.7
Total regulatory liabilities	$620.1	$636.3
Less: current regulatory liabilities	(71.9)	(76.7)
Non-current regulatory liabilities	$548.2	$559.6